Capital Management - Summary of Regulatory Capital and Leverage Position (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Capital
Common Equity Tier 1 capital	$ 45,344	$ 44,443
Net Tier 1 capital	50,869	50,187
Total regulatory capital	59,796	57,364
Risk-weighted assets/exposures used in calculation of capital ratios
CET1 risk-weighted assets	408,565	400,507
Tier 1 risk-weighted assets	408,565	400,680
Total risk-weighted assets	408,565	400,853
Leverage exposures	$ 1,167,691	$ 1,119,099
Capital ratios
Common Equity Tier 1 capital ratio	11.10%	11.10%
Tier 1 capital ratio	12.50%	12.50%
Total capital ratio	14.60%	14.30%
Leverage ratio	4.40%	4.50%